Information about financial instruments - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	$ 17,663	$ 81,722	$ 65,141
Increase (decrease) through financing cash flows	67,741	(56,847)	8,696
Increase (decrease) through effect of changes in foreign exchange rates	1,576	(310)	474
Increase (decrease) through non-cash interest	11,376	17,216	10,217
Increase (decrease) through non-cash impact of amendment	46,794	0	(247)
Increase (decrease) through other changes			(2,559)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(78,318)	(24,118)
Liabilities arising from financing activities ending balance	66,832	17,663	81,722
Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	12,149	7,862	10,394
Increase (decrease) through financing cash flows	(678)	5,267	(466)
Increase (decrease) through effect of changes in foreign exchange rates	1,614	(244)	182
Increase (decrease) through non-cash interest	(27)	9	225
Increase (decrease) through non-cash impact of amendment			0
Increase (decrease) through other changes			(2,473)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(4,474)	(745)
Liabilities arising from financing activities ending balance	8,584	12,149	7,862
Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	0	52,278	43,455
Increase (decrease) through financing cash flows	73,752	(54,935)
Increase (decrease) through effect of changes in foreign exchange rates
Increase (decrease) through non-cash interest	11,174	16,277	9,152
Increase (decrease) through non-cash impact of amendment	46,794		(247)
Increase (decrease) through other changes			(82)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(75,298)	(13,620)
Liabilities arising from financing activities ending balance	56,422	0	52,278
Unsecured related party loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	0	8,922	0
Increase (decrease) through financing cash flows		(9,000)	9,000
Increase (decrease) through effect of changes in foreign exchange rates		0	0
Increase (decrease) through non-cash interest		502	127
Increase (decrease) through non-cash impact of amendment			0
Increase (decrease) through changes in fair values, liabilities arising from financing activities		(424)	(205)
Liabilities arising from financing activities ending balance		0	8,922
Lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	1,772	3,116	3,569
Increase (decrease) through financing cash flows	(1,591)	(1,508)	(1,321)
Increase (decrease) through effect of changes in foreign exchange rates	(38)	(28)	113
Increase (decrease) through non-cash interest	229	322	479
Increase (decrease) through non-cash impact of amendment			0
Increase (decrease) through other changes			276
Increase (decrease) through changes in fair values, liabilities arising from financing activities	1,454	(130)
Liabilities arising from financing activities ending balance	1,826	1,772	3,116
Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	3,742	9,544	7,723
Increase (decrease) through financing cash flows	(3,742)	3,329	1,483
Increase (decrease) through effect of changes in foreign exchange rates		(38)	179
Increase (decrease) through non-cash interest		106	234
Increase (decrease) through non-cash impact of amendment			0
Increase (decrease) through other changes			(75)
Increase (decrease) through changes in fair values, liabilities arising from financing activities		(9,199)
Liabilities arising from financing activities ending balance	$ 0	3,742	9,544
Previously stated
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		81,722
Liabilities arising from financing activities ending balance			81,722
Previously stated | Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		7,862
Liabilities arising from financing activities ending balance			7,862
Previously stated | Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		52,278
Liabilities arising from financing activities ending balance			52,278
Previously stated | Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		$ 9,544
Liabilities arising from financing activities ending balance			$ 9,544